Principal Diversified Select Real Asset Fund
Supplement dated April 23, 2020
to the Statement of Additional Information dated June 25, 2019, as amended and restated February 10, 2020
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

MANAGEMENT OF THE FUND
Effective April 27, 2020, under Additional Information Regarding Board Members and Officer, delete Jennifer A. Block from the FUND COMPLEX OFFICERS table.